                                   MUNICIPAL
                                MONEY MARKET [BAR LOGO]
                                        FUND

                     [Pictures of People Working & Playing]

                       The Intelligent Creation of Wealth




                               SEMIANNUAL REPORT
                     (Unaudited) and Investment Performance
                     Review for the Six-Month Period Ended
                               February 28, 2003



                                (HERITAGE LOGO)

                                                                  March 27, 2003

Dear Valued Shareholders:

     It is my pleasure to provide you with the semiannual report for the Heritage Cash Trust -- Municipal Money Market Fund (the "Fund") for the six-month period ended February 28, 2003. For the period covered by this report, the seven day current yield declined from 0.78% to 0.53%(a). This decline can be attributed directly to the decision by Federal Reserve policy makers to lower the overnight interest rate by half a percentage point in November 2002 to a 40-year low of 1.25%. The Federal Reserve's open market committee decided against reducing short-term rates when it met in January and again in March.

     Please remember that if you are subject to the alternative minimum tax
(AMT), a portion of your Fund's income may be considered a preference item for tax purposes. Also, if you are subject to state income tax, the income your Fund earns from securities issued in your state may be exempt from your state income tax.

     In closing, I am pleased to report that, on March 10, 2003, the Fund's trustees appointed Mr. William J. Meurer as a new Trustee to the Heritage Family of Funds. Mr. Meurer can qualify as the Board's "audit committee financial expert" as defined under the recently enacted Sarbanes-Oxley Act.

     If you have any questions, please contact your Financial Advisor or Heritage at (800) 421-4184. Once again, thank you for allowing us to serve you.

                                          Sincerely,

                                          /s/ Richard Riess

                                          Richard K. Riess
                                          President
---------------

(a) This performance data represents past performance and the investment return of an investment in the Fund will fluctuate. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 2003
                                  (UNAUDITED)
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                      VALUE
    ------                                                      -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES--100.1%(A)(B)
ALABAMA--1.2%
 $  6,400,000     Stevenson, 1.10%(c)
                    Industrial Development Revenue Bond,
                    Mead Corporation Project,
                    Series 97, AMT, 03/07/03
                    LOC: Toronto Dominion
                    Bank..................................  $    6,400,000
    6,700,000     Stevenson, 1.10%(c)
                    Industrial Development Revenue Bond,
                    Mead Corporation Project,
                    Series 98B, AMT, 03/07/03
                    LOC: Bank One, N.A....................       6,700,000
                                                            --------------
                                                                13,100,000
                                                            --------------

ALASKA--2.2%
   12,200,000     Alaska Industrial Development Authority,
                    1.16%(c)
                    Industrial Development Revenue Bond,
                    Fairbanks Gold Mining Inc.,
                    Series 97, AMT, 03/07/03
                    LOC: Bank of Nova Scotia..............      12,200,000
    1,240,000     Matanuska-Susitna, GO, 1.67%
                    Series 98A, FGIC, 03/01/03............       1,240,000
    9,500,000     Valdez, 1.15%(c)
                    Industrial Development Revenue Bond,
                    Amoco Pipelines Project,
                    Series 01K, FRN, 03/01/03.............       9,500,000
                                                            --------------
                                                                22,940,000
                                                            --------------

ARIZONA--4.2%
    6,000,000     Apache County Industrial
                    Development Authority, 1.10%(c)
                    Pollution Control Revenue Bond
                    Tucson Electric Co. Project,
                    Series 83A, 03/07/03
                    LOC: Toronto Dominion.................       6,000,000
   21,500,000     Arizona Education Loan
                    Marketing Corporation, 1.20%(c)
                    Student Loan Revenue Bond
                    Series 91A, AMT, 03/07/03
                    LOC: State Street Bank & Trust Co.....      21,500,000

   PRINCIPAL
    AMOUNT                                                      VALUE
    ------                                                      -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
ARIZONA (CONTINUED)
    8,600,000     Maricopa County, 1.10%(c)
                    Pollution Control Revenue Bond
                    Arizona Public Service Company,
                    03/06/03..............................       8,600,000
    7,700,000     Phoenix Civic Improvement,
                    Authority, 1.15%(c)
                    Sub Excise Tax,
                    Series 95, AMT 03/07/03
                    LOC: Landesbank Hessen-Thueringen.....       7,700,000
                                                            --------------
                                                                43,800,000
                                                            --------------

ARKANSAS--1.9%
    6,000,000     Arkansas Development Finance Authority,
                    1.18%(c)
                    Environment Facility Revenue Bond
                    Teris LLC,
                    Series 02, AMT, 03/07/03
                    LOC: Wachovia Bank and
                    Trust.................................       6,000,000
   14,500,000     Union County, 1.20%(c)
                    Pollution Control Revenue Bond
                    Del-Tin Fiber Project,
                    Series 97B, AMT, 03/07/03
                    LOC: Bank One, N.A....................      14,500,000
                                                            --------------
                                                                20,500,000
                                                            --------------

COLORADO--2.0%
    2,500,000     Colorado Housing and Finance Authority,
                    1.20%(c)
                    Single Family Mortgage Bonds
                    Series 03 A-5, AMT, 03/01/04
                    GIC: Trinity Funding..................       2,500,000
    6,000,000     Denver County Airport Authority, 1.10%
                    Subordinated Revenue Bonds
                    Series 00A, AMT, 03/05/03
                    LOC: Westdeutsche Landesbank..........       6,000,000
    6,000,000     Denver County Airport Authority, 1.10%
                    Subordinated Revenue Bonds
                    Series 00A, AMT, 03/06/03
                    LOC: Westdeutsche Landesbank..........       6,000,000

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 2003
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                      VALUE
    ------                                                      -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
COLORADO (CONTINUED)
 $  7,000,000     Denver County Airport Authority,
                    1.10%(c)
                    Subordinated Revenue Bonds
                    Series 00A, AMT, 03/07/03
                    LOC: Westdeutsche Landesbank..........  $    7,000,000
                                                            --------------
                                                                21,500,000
                                                            --------------

DELAWARE--3.5%
   36,800,000     Delaware Economic Development Authority,
                    1.26%(c)
                    Industrial Development Revenue Bond
                    Motiva Enterprises Delaware Clean
                    Power Project,
                    Series 97C, AMT, 03/07/03.............      36,800,000
                                                            --------------

DISTRICT OF COLUMBIA--0.2%
    1,750,000     District of Columbia, 1.10%(c)
                    Defenders of Wildlife Issue
                    Series 02, 03/07/03
                    LOC: Bank of America..................       1,750,000
                                                            --------------

FLORIDA--3.5%
    6,500,000     Broward County Housing Finance
                    Authority, 1.17%(c)
                    Multi Family Housing Revenue Bond
                    Sawgrass Pines Apartments,
                    Series 93A, AMT, 03/07/03
                    LOC: Bank of America..................       6,500,000
    6,400,000     Broward County Housing Finance
                    Authority, 1.10%(c)
                    Multi Family Housing Revenue Bond
                    Reflections Apartments,
                    Series 99, AMT, 03/07/03
                    LOC: Federal Home Loan Mortgage
                    Corporation...........................       6,400,000
    1,375,000     Duval County Housing Finance Authority,
                    1.10%(c)
                    Multi Family Housing Revenue Bond
                    Glades Apartments Project
                    Series 02, AMT, 03/07/03
                    LOC: Federal Home Loan Mortgage
                    Corporation...........................       1,375,000

   PRINCIPAL
    AMOUNT                                                      VALUE
    ------                                                      -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
FLORIDA (CONTINUED)
    2,500,000     Florida Housing Finance Agency, 1.10%(c)
                    Multi Family Housing Revenue Bond
                    Hampton Lakes Project,
                    Series 85U, 03/07/03
                    LOC: Credit Suisse First Boston.......       2,500,000
   13,475,000     Highlands County, 1.10%(c)
                    Health Facilities Revenue Bond
                    Adventist Health Systems,
                    Series A, 03/07/03
                    LOC: SunTrust Bank....................      13,475,000
    2,500,000     Miami-Dade Industrial Development
                    Authority, 1.05%(c)
                    Industrial Development Revenue Bond
                    Cushman School Inc. Project,
                    Series 02, 03/07/03
                    LOC: Bank of America..................       2,500,000
    3,635,000     Pinellas County, 1.10%(c)
                    Educational Facility Revenue Bond
                    Canterbury School of Florida,
                    Series 00, 03/07/00
                    LOC: SunTrust Bank....................       3,635,000
                                                            --------------
                                                                36,385,000
                                                            --------------

GEORGIA--3.8%
    3,300,000     Clayton County, 1.15%(c)
                    Industrial Development Revenue Bond
                    CW Mathews Project,
                    Series 00, AMT, 03/07/03
                    LOC: Bank of America..................       3,300,000
    8,850,000     Cobb County Housing Authority, 1.13%(c)
                    Multi Family Housing Revenue Bond
                    Walton Trail Apartments Project,
                    Series 00, AMT, 03/07/03
                    LOC: Federal Home Loan Mortgage
                    Corporation...........................       8,850,000

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 2003
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                      VALUE
    ------                                                      -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
GEORGIA (CONTINUED)
 $  4,000,000     Cobb County Housing Authority, 1.15%(c)
                    Multi Family Housing Revenue Bond
                    Woodchase Village Apartments,
                    Series 03, AMT, 03/07/03
                    LOC: Regions Bank.....................  $    4,000,000
   12,500,000     DeKalb County Hospital Authority,
                    1.05%(c)
                    Hospital Revenue Anticipation
                    Certificate
                    Dekalb Medical Center,
                    Series 00A, 03/07/03
                    LOC: SunTrust Bank....................      12,500,000
    4,000,000     DeKalb County, 1.15%(c)
                    Multi Family Housing Revenue Bond
                    Mountain Crest Apartments,
                    Series 02A-1, AMT, 03/07/03
                    LOC: SunTrust Bank....................       4,000,000
    3,700,000     Gainesville & Hall County Development
                    Authority, 1.23%(c)
                    Industrial Development Revenue Bond
                    IMS Gear Project,
                    Series 00, AMT, 03/07/03
                    LOC: Wachovia Bank & Trust............       3,700,000
    3,800,000     Rockmart Development Authority, 1.23%(c)
                    Industrial Development Revenue Bond
                    C.W. Matthews Contracting Project,
                    Series 00, AMT, 03/07/03
                    LOC: Wachovia Bank &
                    Trust.................................       3,800,000
                                                            --------------
                                                                40,150,000
                                                            --------------

HAWAII--0.4%
    4,365,000     Hawaii, GO, 1.66%
                    Series 97CN, FGIC, 03/01/03...........       4,365,000
                                                            --------------

ILLINOIS--10.0%
   10,000,000     Chicago, GO, 1.05%
                    Unlimited Tax Bond
                    Series 00D, 03/07/03
                    BPA: Dexia Bank.......................      10,000,000

   PRINCIPAL
    AMOUNT                                                      VALUE
    ------                                                      -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
ILLINOIS (CONTINUED)
    5,860,000     Chicago Industrial Development
                    Authority, 1.16%(c)
                    Industrial Development Revenue Bond
                    Evans Food Products,
                    Series 98, AMT, 03/07/03
                    LOC: LaSalle National Trust...........       5,860,000
    1,095,000     Chicago, 1.16%(c)
                    Industrial Development Revenue Bond
                    Guernsey Bel Inc. Project,
                    Series 96A, AMT, 03/07/03
                    LOC: LaSalle National Trust...........       1,095,000
    1,400,000     Chicago, 1.16%(c)
                    Industrial Development Revenue Bond
                    Guernsey Bel Inc. Project,
                    Series 96B, AMT, 03/07/03
                    LOC: LaSalle National Trust...........       1,400,000
    3,610,000     Chicago, 1.16%(c)
                    Industrial Development Revenue Bond
                    Andres Imaging,
                    Series 00, AMT, 03/07/03
                    LOC: LaSalle National Trust...........       3,610,000
    3,000,000     Chicago, 1.25%(c)
                    Multi Family Housing Revenue Bond
                    North Larrabee Project,
                    Series 01A, AMT, 03/07/03
                    LOC: Harris Bankcorp..................       3,000,000
   10,000,000     Glendale Heights, 1.05%(c)
                    Multi Family Housing Revenue Bond
                    Glendale Lakes Project,
                    Series 00, 03/07/03
                    LOC: Federal Home Loan Mortgage
                    Corporation...........................      10,000,000
    5,000,000     Hennepin, 1.15%(c)
                    Pollution Control Revenue Bond
                    Hennepin-Hopper Lakes,
                    Series 01, 03/07/03
                    LOC: Harris Bankcorp..................       5,000,000
    3,130,000     Huntley, 1.15%(c)
                    Industrial Development Revenue Bond
                    Colony Inc. Project,
                    Series 99, AMT, 03/07/03
                    LOC: Bank One, N.A....................       3,130,000

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 2003
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                      VALUE
    ------                                                      -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
ILLINOIS (CONTINUED)
 $  3,155,000     Illinois Development Finance Authority,
                    1.16%(c)
                    Industrial Development Revenue Bond
                    F. C. Limited Project,
                    AMT, 03/07/03
                    LOC: LaSalle National Trust...........  $    3,155,000
    1,800,000     Illinois Development Finance Authority,
                    1.16%(c)
                    Industrial Development Revenue Bond
                    Azteca Foods Inc. Project,
                    Series 95, AMT, 03/07/03
                    LOC: LaSalle National Trust...........       1,800,000
    3,700,000     Illinois Development Finance Authority,
                    1.16%(c)
                    Industrial Development Revenue Bond
                    Touhy Partnership Project,
                    Series 96, AMT, 03/07/03
                    LOC: LaSalle National Trust...........       3,700,000
    1,350,000     Illinois Development Finance Authority,
                    1.16%(c)
                    Industrial Development Revenue Bond
                    Emtech Machining,
                    Series 96, AMT, 03/07/03
                    LOC: LaSalle National Trust...........       1,350,000
    2,000,000     Illinois Development Finance Authority,
                    1.15%(c)
                    Industrial Development Revenue Bond
                    MPP Zinc Plating Plant,
                    AMT, 03/07/03
                    LOC: Bank of America..................       2,000,000
    3,025,000     Illinois Development Finance Authority,
                    1.16%(c)
                    Industrial Development Revenue Bond
                    Porter Athletic Equipment Project,
                    AMT, 03/07/03
                    LOC: LaSalle National Trust...........       3,025,000
    4,000,000     Illinois Development Finance Authority,
                    1.25%(c)
                    Industrial Development Revenue Bond
                    Northwest Pallet Project,
                    Series 01, AMT, 03/07/03
                    LOC: Harris Bankcorp..................       4,000,000

   PRINCIPAL
    AMOUNT                                                      VALUE
    ------                                                      -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
ILLINOIS (CONTINUED)
   10,000,000     Illinois Development Finance Authority,
                    1.10%(c)
                    Pollution Control Revenue Bond
                    Waste Management,
                    Series 02, AMT, 03/07/03
                    LOC: J.P. Morgan Chase................      10,000,000
    3,320,000     Illinois Development Finance Authority,
                    1.16%(c)
                    Industrial Development Revenue Bond
                    Olive Can Company Project,
                    Series 94, AMT, 03/07/03
                    LOC: LaSalle National Trust...........       3,320,000
      800,000     Illinois Development Finance Authority,
                    1.16%(c)
                    Industrial Development Revenue Bond
                    Kindlon Partners Project,
                    Series 91, AMT, 03/07/03
                    LOC: LaSalle National Trust...........         800,000
   11,600,000     Illinois Education Facilities Authority,
                    1.05%(c)
                    Education Facilities Revenue Bond
                    Cultural Pooled Finance Project,
                    Series 99, 03/07/03
                    LOC: American National Bank of
                    Chicago...............................      11,600,000
    4,200,000     Illinois Student Assistance Commission,
                    1.13%(c)
                    Student Loan Revenue Bond
                    Series 97A, AMT, 03/07/03
                    LOC: Bank One N.A.....................       4,200,000
    4,000,000     Lake County, 1.15%(c)
                    Industrial Development Revenue Bond
                    Northpoint Association,
                    AMT, 03/07/03
                    LOC: Northern Trust
                    Company...............................       4,000,000
    4,320,000     Lake County, 1.20%(c)
                    Solid Waste Revenue Bond
                    Countryside Landfill Project,
                    Series 96B, AMT, 03/07/03
                    LOC: J.P. Morgan Chase................       4,320,000

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 2003
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                      VALUE
    ------                                                      -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
ILLINOIS (CONTINUED)
 $  4,545,000     Wheeling, 1.15%(c)
                    Industrial Development Revenue Bond
                    V-S Industries Inc.,
                    Series 00, AMT, 03/07/03
                    LOC: Harris Bankcorp..................  $    4,545,000
                                                            --------------
                                                               104,910,000
                                                            --------------

INDIANA--4.8%
    3,205,000     Crawfordsville, 1.20%(c)
                    Multi Family Housing Revenue Bond
                    Pedcor Investments Shady Project,
                    Series 93, AMT, 03/07/03
                    LOC: Federal Home Loan
                    Bank..................................       3,205,000
    2,730,000     Elkhart County, 1.15%(c)
                    Multi Family Housing Revenue Bond
                    Johnson St. Apartments Project,
                    Series 98A, AMT, 03/07/03
                    LOC: Federal Home Loan
                    Bank..................................       2,730,000
    2,500,000     Gibson County, 1.15%(c)
                    Pollution Control Revenue Bond
                    Toyota Motor Manufacturing Project,
                    Series 97, AMT, 03/07/03..............       2,500,000
    3,000,000     Gibson County, 1.15%(c)
                    Pollution Control Revenue Bond
                    Toyota Motor Manufacturing Project,
                    Series 99A, AMT, 03/07/03.............       3,000,000
    1,000,000     Gibson County, 1.15%(c)
                    Pollution Control Revenue Bond
                    Toyota Motor Manufacturing Project,
                    Series 00A, AMT, 03/07/03.............       1,000,000
    4,000,000     Gibson County, 1.15%(c)
                    Pollution Control Revenue Bond
                    Toyota Motor Manufacturing Project,
                    Series 01, AMT, 03/07/03..............       4,000,000

   PRINCIPAL
    AMOUNT                                                      VALUE
    ------                                                      -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
INDIANA (CONTINUED)
    3,000,000     Gibson County, 1.15%(c)
                    Pollution Control Revenue Bond
                    Toyota Motor Manufacturing Project,
                    Series 01B, AMT, 03/07/03.............       3,000,000
   25,000,000     Indiana Development Finance Authority,
                    1.10%(c)
                    Industrial Development Revenue Bond
                    Indianapolis Museum of Art,
                    Series 01, 03/07/03
                    LOC: Bank One, N.A....................      25,000,000
    1,873,000     La Porte County, 1.21%,(c)
                    Multi Family Housing Revenue Bond
                    Pedcor Investments-Woodland,
                    Series 94, AMT, 03/07/03
                    LOC: Federal Home Loan
                    Bank..................................       1,873,000
    4,200,000     Whitting Environmental Facilities
                    Authority, 1.20%(c)
                    Pollution Control Revenue Bond
                    B.P. Amoco Project,
                    Series 02, AMT, 03/01/03..............       4,200,000
                                                            --------------
                                                                50,508,000
                                                            --------------

KANSAS--0.3%
    3,600,000     Shawnee Industrial Development
                    Authority, 1.16%(c)
                    Industrial Development Revenue Bond
                    Thrall Enterprises,
                    Series 94, AMT, 03/07/03
                    LOC: LaSalle National Trust, N.A......       3,600,000
                                                            --------------

KENTUCKY--3.5%
   24,030,000     Breckenridge County, 1.14%(c)
                    Kentucky Association of Counties
                    Leasing Trust, 03/07/03
                    LOC: U.S. Bank, N.A...................      24,030,000

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 2003
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                      VALUE
    ------                                                      -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
KENTUCKY (CONTINUED)
 $ 13,550,000     Breckenridge County, 1.14%(c)
                    Kentucky Association of Counties
                    Leasing Trust,
                    Series A, 03/07/03
                    LOC: U.S. Bank, N.A...................  $   13,550,000
                                                            --------------
                                                                37,580,000
                                                            --------------
LOUISIANA--2.8%
    1,500,000     Calcasieu Parish, 1.30%(c)
                    Industrial Development Revenue Bond
                    Hydroserve Westlake Project,
                    Series 98, AMT, 03/07/03
                    LOC: J.P. Morgan Chase................       1,500,000
    3,500,000     DeRidder, 1.25%(c)
                    Industrial Development Revenue Bond
                    Pax Inc. Project,
                    Series 97, AMT, 03/07/03
                    LOC: Bank One N.A. ...................       3,500,000
    9,400,000     Lake Charles, 1.25%(c)
                    Harbor And Terminal Port,
                    AMT, 03/07/03
                    LOC: Dexia Bank.......................       9,400,000
   10,200,000     Lincoln Parish, 1.25%(c)
                    Solid Waste Revenue Bond
                    Willamette Industries Project,
                    Series 96, AMT, 03/07/03
                    LOC: Deutsche Bank A. G...............      10,200,000
    5,000,000     Louisiana, GO, 1.10%
                    Refunding Bonds
                    Series 91A, 04/07/03
                    LOC: Dexia Bank.......................       5,000,000
                                                            --------------
                                                                29,600,000
                                                            --------------

MAINE--1.5%
    6,000,000     Maine State Finance Authority, 1.11%(c)
                    Industrial Development Revenue Bond
                    Jackson Laboratory Project,
                    Series 02, 03/07/03
                    LOC: Fleet Bank.......................       6,000,000

   PRINCIPAL
    AMOUNT                                                      VALUE
    ------                                                      -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
MAINE (CONTINUED)
   10,000,000     Maine State Housing Authority, 1.20%(c)
                    Multi Family Housing Revenue Bond
                    Park Village Apartments,
                    AMT, 03/07/03
                    LOC: General Electric Capital Corp....      10,000,000
                                                            --------------
                                                                16,000,000
                                                            --------------

MASSACHUSETTS--1.1%
    7,065,000     Massachusetts Development Finance
                    Agency, 1.19%(c)
                    Masonic Nursing Home Project,
                    Series 02, 03/07/03
                    LOC: Royal Bank of
                    Scotland..............................       7,065,000
    5,000,000     Massachusetts State Water Resource
                    Authority, 1.19%(c)
                    Multi Modal FGIC
                    Series 01B, 03/07/03
                    BPA: FGIC SPI.........................       5,000,000
                                                            --------------
                                                                12,065,000
                                                            --------------

MICHIGAN--1.8%
    5,500,000     Michigan State Hospital Finance
                    Authority, 1.16%(c)
                    Hospital Equipment Loan Program
                    Series 00A, 03/07/03
                    LOC: National City Bank, Cleveland....       5,500,000
    1,000,000     Michigan Housing Development Authority,
                    1.225%(c)
                    Multi Family Housing Revenue Bond
                    Harbortown Housing Project,
                    Series 91, 03/07/03
                    LOC: Deutsche Bank....................       1,000,000
   12,095,000     Michigan Health Facilities Revenue
                    Authority, 1.86%(c)
                    Hospital Revenue Bond
                    West Shore Medical Center,
                    Series 01, 03/07/03
                    LOC: National City Bank, Cleveland....      12,095,000
                                                            --------------
                                                                18,595,000
                                                            --------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 2003
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                      VALUE
    ------                                                      -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
MINNESOTA--2.1%
 $  1,150,000     Bloomington Housing Finance Authority,
                    1.20%(c)
                    Multi Family Housing Revenue Bond
                    Crow/Bloomington Apartments,
                    Series 93, 03/07/03
                    LOC: Credit Suisse First Boston.......  $    1,150,000
   15,000,000     Minnesota Housing Finance Agency, 1.35%
                    Residential Housing Mandatory Put
                    Series 01B, 08/28/03
                    GIC: Bayerische Landesbank............      15,000,000
      500,000     St. Paul, 1.30%(c)
                    Port Authority Revenue Bond
                    Cooling Project,
                    Series 02R, AMT, 03/01/03
                    LOC: Dexia Bank.......................         500,000
    5,000,000     St. Paul and Ramsey Housing and
                    Redevelopment Authority, 1.90%(c)
                    St. Paul Leased Housing Association I
                    Series 02A, AMT, 03/07/03
                    LOC: La Salle National Trust, N.A.....       5,000,000
                                                            --------------
                                                                21,650,000
                                                            --------------

MISSISSIPPI--2.3%
   24,100,000     Jackson County, 1.15%(c)
                    Industrial Development Revenue Bond
                    Chevron Inc. Project,
                    Series 93, 03/01/03...................      24,100,000
                                                            --------------

NEBRASKA--0.4%
    3,900,000     Lancaster County, 1.20%(c)
                    Industrial Development Revenue Bond
                    Husker Foods Inc. Project,
                    AMT, 03/07/03
                    LOC: Citibank.........................       3,900,000
                                                            --------------

   PRINCIPAL
    AMOUNT                                                      VALUE
    ------                                                      -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
NEVADA--1.3%
    4,600,000     Henderson, 1.20%(c)
                    Multi Family Housing Revenue Bond
                    Pueblo Verde Apartment Project,
                    Series 95A, 03/07/02
                    LOC: Credit Suisse First Boston.......       4,600,000
    2,000,000     Nevada Housing Finance Agency, 1.15%(c)
                    Multi Family Housing Revenue Bond
                    Horizon Pines Project,
                    Series 00A, AMT, 03/07/03
                    LOC: Federal National Mortgage
                    Assn..................................       2,000,000
    1,790,000     Nevada Housing Finance Agency, 1.08%(c)
                    Multi Family Housing Revenue Bond
                    Fremont Meadows Project,
                    AMT, 03/06/03
                    LOC: Federal Home Loan Bank...........       1,790,000
    5,000,000     Nevada Housing Finance Agency, 1.80%
                    Single Family Housing Revenue Bond
                    Series 02, AMT, 03/31/03
                    GIC: Bayerische Landesbank............       5,000,000
                                                            --------------
                                                                13,390,000
                                                            --------------

NEW HAMPSHIRE--0.7%
    7,000,000     New Hampshire Housing Finance Authority,
                    1.10%(c)
                    Multi Family Housing Revenue Bond
                    PRA Properties -- Pheasant Run
                    Series 95, AMT, 03/07/03
                    LOC: General Electric Credit
                    Corporation...........................       7,000,000
                                                            --------------

NEW MEXICO--0.8%
    8,000,000     Hurley, 1.15%(c)
                    Pollution Control Revenue Bond
                    British Petroleum Project,
                    Series 85, 03/01/03...................       8,000,000
                                                            --------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 2003
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                      VALUE
    ------                                                      -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
NEW YORK--5.2%
 $  9,500,000     New York City Municipal Water Finance
                    Authority, 1.15%(c)
                    Water & Sewer System Revenue Bond
                    Series 94C, 03/01/03
                    BPA: FGIC SPI.........................  $    9,500,000
    8,600,000     New York City TFA, 1.10%(c)
                    Revenue Bonds
                    Series 03-2A, 03/01/03
                    LC: Dexia Bank........................       8,600,000
   11,800,000     New York City TFA, 1.20%(c)
                    Recovery Bonds
                    Series 03B, 03/01/03
                    BPA: Bank of New York.................      11,800,000
   14,000,000     New York City TFA, 1.10%(c)
                    Recovery Bonds Fiscal 2003
                    Series 01A, 03/07/03
                    LC: Landesbank Hessen-Thueringen......      14,000,000
   11,200,000     Triborough Bridge and Tunnel Authority,
                    1.10%(c)
                    Special Obligation Bonds
                    Series 00B, 03/07/03
                    BPA: Landesbank Baden Wurttenburg.....      11,200,000
                                                            --------------
                                                                55,100,000
                                                            --------------

OHIO--1.8%
    9,300,000     Akron Bath, Copley Hospital Authority
                    1.20%(c)
                    Healthcare Facilities Revenue Bond
                    Summer on Ridgewood Project,
                    Series 02, 03/07/03
                    LOC: KBC Bank.........................       9,300,000
    4,000,000     Cleveland Airport Systems Authority,
                    1.12%(c)
                    Airport Facilities Revenue Bond
                    Series C, 03/07/03
                    BPA: Westdeutsche
                    Landesbank............................       4,000,000
    3,900,000     Ohio State Solid Waste Authority,
                    1.15%(c)
                    Pollution Control Revenue Bond
                    B.P. Amoco Exploration and Oil
                    Production Project,
                    Series 01, AMT, 03/01/03..............       3,900,000

   PRINCIPAL
    AMOUNT                                                      VALUE
    ------                                                      -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
OHIO (CONTINUED)
    1,500,000     Toledo, 1.10%(c)
                    Special Assessment Notes
                    Series 01, 03/07/03
                    LOC: Bank One N.A.....................       1,500,000
                                                            --------------
                                                                18,700,000
                                                            --------------

OKLAHOMA--0.2%
    1,600,000     Oklahoma Development Finance Authority,
                    1.15%(c)
                    Shawnee Funding Project,
                    Series 96, AMT, 03/07/03
                    LOC: Bank of Nova Scotia..............       1,600,000
                                                            --------------

OREGON--0.9%
    9,515,000     Oregon Housing Finance Authority, 1.55%
                    Single Family Mortgage Revenue Bond
                    Series K, AMT, 09/25/03
                    Invested in U.S. Treasury
                    Securities............................       9,515,000
                                                            --------------

PENNSYLVANIA--2.1%
    5,000,000     Clarion County, 1.10%(c)
                    Industrial Development Revenue Bond
                    Piney Creek Inc. Project,
                    AMT, 03/07/03
                    LOC: Landesbank Hessen-Thueringen.....       5,000,000
    2,000,000     Elk County, 1.15%(c)
                    Industrial Development Revenue Bond
                    Willamette Industries Project,
                    Series 92, AMT, 03/07/03
                    LOC: Deutsche Bank....................       2,000,000
    4,360,000     Pennsylvania Energy Development
                    Authority, 1.10%(c)
                    B & W Ebensburg Project,
                    AMT, 03/07/03
                    LOC: Landesbank Hessen-Thueringen.....       4,360,000
   10,800,000     Pennsylvania Higher Education Authority,
                    3.15%
                    Student Loan Revenue Bond
                    Series 01B, AMT, 07/01/03
                    BPA: Westdeutsche
                    Landesbank............................      10,841,578
                                                            --------------
                                                                22,201,578
                                                            --------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 2003
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                      VALUE
    ------                                                      -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
RHODE ISLAND--1.1%
 $  4,400,000     Rhode Island Higher Education Authority,
                    1.15%(c)
                    Student Loan Revenue Bond,
                    Series 95-1, AMT, 03/07/03
                    LOC: State Street Bank &
                    Trust Co..............................  $    4,400,000
    5,000,000     Rhode Island Higher Education Authority,
                    1.15%(c)
                    Student Loan Revenue Bond,
                    Series 96-2, AMT, 03/07/03
                    LOC: State Street Bank & Trust Co.....       5,000,000
    2,600,000     Rhode Island Higher Education Authority,
                    1.15%(c)
                    Student Loan Revenue Bond,
                    Series 96-3, AMT, 03/07/03
                    LOC: State Street Bank & Trust Co.....       2,600,000
                                                            --------------
                                                                12,000,000
                                                            --------------

SOUTH CAROLINA--2.5%
    4,400,000     Orangeburg Project Corp., 3.50%(c)
                    Capital Project Sales and Use Tax
                    Bond, MBIA
                    Series 02, 04/01/03...................       4,406,500
    4,900,000     South Carolina Economic Development
                    Authority, 1.18%(c)
                    Industrial Development Revenue Bond
                    Brown Packing Project,
                    Series 01, AMT, 03/07/03
                    LOC: Wachovia Bank and
                    Trust.................................       4,900,000
    4,000,000     South Carolina Economic Development
                    Authority, 1.16%(c)
                    Titan Wheel International Inc.
                    Project,
                    Series 95, AMT, 03/07/03
                    LOC: ABN-AMOR.........................       4,000,000
   13,325,000     South Carolina Housing Finance
                    Authority, 1.57%
                    Mortgage Revenue Notes
                    Series 02B-2, AMT,
                    10/01/03..............................      13,325,000
                                                            --------------
                                                                26,631,500
                                                            --------------

   PRINCIPAL
    AMOUNT                                                      VALUE
    ------                                                      -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
SOUTH DAKOTA--0.6%
    6,495,000     South Dakota Housing Development
                    Authority, 1.20%(c)
                    Multi Family Mortgage Revenue Bond
                    LaCrosse Investors,
                    Series 01, 03/07/03
                    LOC: Federal National Mortgage
                    Assn..................................       6,495,000
                                                            --------------

TENNESSEE--3.8%
    6,870,000     Clarksville Public Building Authority,
                    1.15%(c)
                    Pooled Financing Revenue Bond
                    Series 01, 03/01/03
                    LOC: Bank of America..................       6,870,000
   10,600,000     Education Funding of the South, 1.10%(c)
                    Student Funding Corporation
                    Series 87A-2, AMT, 03/07/03
                    LOC: Bank of America..................      10,600,000
   13,300,000     Education Funding of the South, 1.10%(c)
                    Student Funding Corporation
                    Series 87A-3, AMT, 03/07/03
                    LOC: Bank of America..................      13,300,000
    1,961,000     Nashville and Davidson, 1.20%(c)
                    Multi Family Housing Revenue Bond
                    Old Hickory Project,
                    Series 95A, AMT, 03/07/03
                    LOC: Federal Home Loan
                    Bank..................................       1,961,000
    7,500,000     Shelby County, 1.75%(c)
                    TRAN, Series 02A, 03/07/03
                    LOC: Bayerische Landesbank............       7,500,000
                                                            --------------
                                                                40,231,000
                                                            --------------

TEXAS--13.4%
   25,200,000     Austin, 1.10%(c)
                    Airport System Revenue Notes,
                    Series 95A, AMT, 03/07/03
                    LOC: J.P. Morgan Chase................      25,200,000
    1,400,000     Brazos River, 1.30%(c)
                    Industrial Development Revenue Bond
                    BASF Corp. Project,
                    Series 96, AMT, 03/01/03..............       1,400,000

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 2003
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                      VALUE
    ------                                                      -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
TEXAS (CONTINUED)
 $  4,800,000     Brazos River, 1.20%(c)
                    Industrial Development Revenue Bond
                    Series 02A, 03/01/03
                    LOC: J.P. Morgan Chase................  $    4,800,000
   11,900,000     Brazos Higher Education Authority,
                    1.10%(c)
                    Student Loan Revenue Bond,
                    Series B1, AMT, 03/07/03
                    LOC: Student Loan Marketing Assn. ....      11,900,000
   23,600,000     Calhoun County, 1.15%(c)
                    Port Facility Revenue Bond
                    Formosa Plastics Corporation,
                    Series 94, AMT, 03/01/03
                    LOC: Bank of America..................      23,600,000
    5,300,000     Calhoun Port Authority, 1.30%(c)
                    Industrial Development Revenue Bond
                    British Petroleum Project
                    Series 98, AMT, 03/01/03..............       5,300,000
    3,200,000     Gulf Coast, 1.15%(c)
                    Pollution Control Revenue Bond
                    Exxon Mobil Project,
                    Series 01A, AMT, 03/01/03.............       3,200,000
    5,500,000     Gulf Coast, 1.25%(c)
                    Pollution Control Revenue Bond
                    Waste Corp. Texas Project,
                    Series 02, AMT, 03/07/03
                    LOC: Wells Fargo Bank.................       5,500,000
    2,600,000     Haltom City, 1.16%(c)
                    Industrial Development Revenue Bond
                    Molded Products Inc.,
                    Series 95, AMT, 03/07/03
                    LOC: LaSalle National Trust, N.A......       2,600,000
   10,000,000     Harris County Flood Control District,
                    1.20%
                    Contract Tax Notes
                    Series F, 03/11/03
                    LOC: Landesbank Hessen-Thueringen.....      10,000,000
   13,500,000     Jefferson County, 1.15%(c)
                    Pollution Control Revenue Bond
                    Texaco Inc. Project
                    Series 94, 03/01/03...................      13,500,000

   PRINCIPAL
    AMOUNT                                                      VALUE
    ------                                                      -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
TEXAS (CONTINUED)
    4,000,000     Mansfield, 1.19%(c)
                    Industrial Development Revenue Bond
                    Pier 1 Imports,
                    AMT, 03/07/03
                    LOC: Bank One, N.A....................       4,000,000
    7,100,000     North Central Texas Health Facilities
                    Authority, 1.10%(c)
                    Northwest Senior Housing Corporation,
                    Health Facilities Revenue Bond
                    Edgemere Project,
                    Series C, 03/07/03
                    LOC: ABN-AMOR.........................       7,100,000
    4,500,000     North Texas Higher Education Authority,
                    1.15%(c)
                    Student Loan Revenue Bond,
                    Series 93A, AMT, 03/07/03
                    LOC: Student Loan Marketing Assn. ....       4,500,000
    3,300,000     North Texas Higher Education Authority,
                    1.15%(c)
                    Student Loan Revenue Bond,
                    Series 01A, AMT, 03/07/03
                    LOC: Student Loan Marketing Assn. ....       3,300,000
    2,000,000     Panhandle Plains, 1.10%(c)
                    Student Loan Revenue Bond,
                    Series 91A, AMT, 03/07/03
                    LOC: Student Loan Marketing
                    Assn. ................................       2,000,000
      800,000     Panhandle Plains, 1.10%(c)
                    Student Loan Revenue Bond,
                    Series 95A, AMT, 03/07/03
                    LOC: Student Loan Marketing Assn. ....         800,000
    3,500,000     Panhandle Plains, 1.10%(c)
                    Student Loan Revenue Bond,
                    Series 97X, AMT, 03/07/03
                    LOC: Student Loan Marketing Assn. ....       3,500,000
    6,400,000     Tarrant County Housing Finance
                    Authority, 1.25%(c)
                    Multi Family Housing Revenue Bond
                    Park at Sycamore Scholl Apartments,
                    Series 03, AMT, 03/07/03
                    LOC: South Trust Bank Alabama.........       6,400,000

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 2003
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                      VALUE
    ------                                                      -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
TEXAS (CONTINUED)
 $  3,000,000     Westside Calhoun, 1.20%(c)
                    Pollution Control Revenue Bond
                    British Petroleum Chemical Project,
                    Series 00, AMT, 03/01/03..............  $    3,000,000
                                                            --------------
                                                               141,600,000
                                                            --------------

VIRGINIA--5.8%
    9,725,000     Dinwiddie, 1.25%(c)
                    Industrial Development Revenue Bond
                    Chaparral Steel Project,
                    Series 98A, AMT, 03/01/03
                    LOC: Bank of America..................       9,725,000
    4,050,000     Fairfax County Economic Development
                    Authority, 1.23%(c)
                    Industrial Development Revenue Bond
                    Sandy Rock Project,
                    Series 99, AMT, 03/07/03
                    LOC: Wachovia Bank &
                    Trust.................................       4,050,000
    2,500,000     Henrico County, 1.20%(c)
                    Industrial Development Revenue Bond
                    White Oak Semiconductor,
                    Series 00, AMT, 03/07/03
                    LOC: Citibank.........................       2,500,000
   16,800,000     Metro Washington D.C. Airport, 1.20%(c)
                    Airport Systems Revenue Bond
                    Series 02C, AMT, 03/07/03
                    BPA: Dexia Bank.......................      16,800,000
    2,400,000     Norfolk Industrial Development
                    Authority, 1.23%(c)
                    Industrial Development Revenue Bond
                    Norfolk Ship Repair Projects,
                    Series 00, AMT, 03/07/03..............       2,400,000
    2,000,000     Richmond Redevelopment and Housing
                    Authority, 1.17%(c)
                    Multi Family Housing Revenue Bond
                    Tobacco Row,
                    Series 89B-3, AMT, 03/07/03
                    GIC: Bayerische Landesbank............       2,000,000

   PRINCIPAL
    AMOUNT                                                      VALUE
    ------                                                      -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
VIRGINIA (CONTINUED)
    4,750,000     Richmond Redevelopment and Housing
                    Authority, 1.17%(c)
                    Multi Family Housing Revenue Bond
                    Tobacco Row,
                    Series 89B-5, AMT, 03/07/03
                    GIC: Bayerische Landesbank............       4,750,000
   10,660,000     Richmond Redevelopment and Housing
                    Authority, 1.17%(c)
                    Multi Family Housing Revenue Bond
                    Tobacco Row,
                    Series 89B-7, AMT, 03/07/03
                    GIC: Bayerische Landesbank............      10,660,000
    3,800,000     Spotsylvania County, 1.23%(c)
                    Industrial Development Revenue Bond
                    Anthony Kane Project,
                    Series 99, AMT, 03/07/03
                    LOC: Wachovia Bank &
                    Trust.................................       3,800,000
    4,300,000     Virginia Beach, 1.23%(c)
                    Industrial Development Revenue Bond
                    Architectural Graphics,
                    Series 00, AMT, 03/07/03
                    LOC: Wachovia Bank &
                    Trust.................................       4,300,000
                                                            --------------
                                                                60,985,000
                                                            --------------

WASHINGTON--3.6%
    5,000,000     Port of Seattle, 1.20%(c)
                    Harbor Island Terminal 18 Project,
                    Series 97, AMT, 03/07/03
                    LOC: Bank of New York.................       5,000,000
    6,000,000     Port of Vancouver, 1.15%(c)
                    Industrial Development Revenue Bond
                    United Grain Corporation,
                    Series 92, AMT, 03/07/03
                    LOC: Bank of America..................       6,000,000
    1,620,000     Washington Housing Finance Commission,
                    1.30%(c)
                    Multi Family Housing
                    Revenue Bond
                    Country Club Villas,
                    Series 01, AMT, 03/01/03
                    LOC: U.S. Bank N.A. ..................       1,620,000

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 2003
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                      VALUE
    ------                                                      -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
WASHINGTON (CONTINUED)
 $  1,615,000     Washington Housing Finance
                    Commission, 1.20%(c)
                    Multi Family Housing
                    Revenue Bond
                    LTC Properties Inc. Project,
                    Series 95, AMT, 03/07/03
                    LOC: U.S. Bank N.A. ..................  $    1,615,000
    5,585,000     Washington Housing Finance Commission,
                    1.25%(c)
                    Multi Family Housing
                    Revenue Bond
                    Regency Park Apartments,
                    Series 99A, AMT, 03/01/03
                    LOC: U.S. Bank N.A. ..................       5,585,000
    3,000,000     Washington Housing Finance Commission,
                    1.20%(c)
                    Multi Family Housing
                    Revenue Bond
                    Summerglen Project,
                    Series 95, AMT, 03/07/03
                    LOC: U.S. Bank N.A. ..................       3,000,000
   15,605,000     Washington Public Power Supply Systems,
                    1.05%(c)
                    Electricity Revenue Bond
                    Nuclear Project No. 1,
                    Series 93-1A1, 03/07/03
                    LOC: Bank of America..................      15,605,000
                                                            --------------
                                                                38,425,000
                                                            --------------

WISCONSIN--2.8%
   16,000,000     Milwaukee, RAN, 2.75%
                    Series 02B, 08/28/03..................      16,102,972
    4,290,000     Pewaukee, 1.16%(c)
                    Industrial Development Revenue Bond
                    Husco International
                    Inc. Project,
                    Series 92, AMT, 03/07/03
                    LOC: LaSalle National Trust, N.A. ....       4,290,000
   10,000,000     Wisconsin Center District, 1.15%(c)
                    Tax Revenue
                    Series 01A, 03/07/03
                    LOC: U.S. Bank N.A. ..................      10,000,000
                                                            --------------
                                                                30,392,972
                                                            --------------

   PRINCIPAL
    AMOUNT                                                      VALUE
    ------                                                      -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
TOTAL INVESTMENTS
  (cost $1,056,065,050)(d), 100.1%(a).....................   1,056,065,050
OTHER ASSETS AND LIABILITIES, net, (0.1%)(a)..............      (1,860,377)
                                                            --------------
NET ASSETS, (net asset value, offering and redemption
  price of $1.00 per share; 1,054,259,256 shares
  outstanding), consisting of paid-in-capital net of
  accumulated net realized loss of $37,528, 100%..........  $1,054,204,673
                                                            ==============

---------------

(a) Percentages are based on net assets.
(b) Earlier of the maturity date or the put date.
(c) Floating rate notes are securities that generally are payable on demand within seven calendar days. Put bonds are securities that can be put back to the issuer or remarketer either at the option of the holder, at a specified date, or within a specified time period known at the time of purchase. For these securities, the demand period and the remaining period to put date, respectively, are used when calculating the weighted average maturity of the portfolio.
(d) The aggregate identified cost for federal income tax purposes is the same.

AMT   --   Securities subject to Alternative Minimum Tax
BPA   --   Bond Purchase Agreement
FGIC  --   Federal Guaranty Insurance Company
GIC   --   Credit enhancement provided by guaranteed
           investment contract with noted institution
GO    --   General Obligation
LC    --   Line of Credit
LOC   --   Credit enhancement provided by letter of
           credit issued by noted institution
RAN   --   Revenue Anticipation Note
TFA   --   Transitional Finance Authority
TRAN  --   Tax Revenue Anticipation Note

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF OPERATIONS
                FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 28, 2003
                                  (UNAUDITED)
--------------------------------------------------------------------------------

Investment Income:

Interest....................................................               $7,075,281

Expenses:
  Management fee............................................  $2,293,592
  Distribution fee..........................................     744,434
  Shareholder servicing fees................................     133,247
  State qualification expenses..............................      51,132
  Custodian fee.............................................      37,835
  Professional fees.........................................      36,731
  Fund accounting fee.......................................      30,328
  Reports to shareholders...................................      24,315
  Federal registration expense..............................       9,726
  Trustees' fees and expenses...............................       6,891
  Insurance.................................................       3,312
  Other.....................................................       3,196
                                                              ----------
        Total expenses......................................                3,374,739
                                                                           ----------
Net investment income from operations.......................               $3,700,542
                                                                           ==========

--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   FOR THE
                                                                  SIX-MONTH
                                                                PERIOD ENDED      FOR THE FISCAL
                                                              FEBRUARY 28, 2003     YEAR ENDED
                                                                 (UNAUDITED)      AUGUST 31, 2002
                                                              -----------------   ---------------
Increase in net assets:

Operations:
  Net investment income from operations.....................   $    3,700,542      $  9,256,833

Distributions to shareholders from net investment income
  ($0.004 and $0.010 per share, respectively)...............       (3,698,622)       (9,247,845)
Increase in net assets from Fund share transactions.........      105,715,509        35,286,853
                                                               --------------      ------------
Increase in net assets......................................      105,717,429        35,295,841
Net assets, beginning of period.............................      948,487,244       913,191,403
                                                               --------------      ------------
Net assets, end of period...................................   $1,054,204,673      $948,487,244
                                                               ==============      ============

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                               FOR THE
                                                              SIX-MONTH
                                                            PERIOD ENDED              FOR THE YEARS ENDED AUGUST 31,
                                                          FEBRUARY 28, 2003   -----------------------------------------------
                                                             (UNAUDITED)       2002      2001      2000      1999      1998
                                                          -----------------   -------   -------   -------   -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD....................       $  1.00        $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                                               -------        -------   -------   -------   -------   -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income.................................         0.004          0.010     0.029     0.032     0.026     0.030
LESS DISTRIBUTIONS:
  Dividends from net investment income..................        (0.004)        (0.010)   (0.029)   (0.032)   (0.026)   (0.030)
                                                               -------        -------   -------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD..........................       $  1.00        $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                                               =======        =======   =======   =======   =======   =======
TOTAL RETURN(%).........................................          0.37(a)        0.98      2.97      3.29      2.62      3.02
RATIOS TO AVERAGE DAILY NET ASSETS(%)/SUPPLEMENTAL DATA
  Operating expenses, net...............................          0.68(b)        0.68      0.69      0.71      0.73      0.74
  Net investment income.................................          0.75(b)        0.96      2.90      3.24      2.58      2.98
  Net assets, end of period ($ millions)................         1,054            948       913       772       625       565

---------------

(a) Not annualized
(b) Annualized

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
--------------------------------------------------------------------------------

Note 1: SIGNIFICANT ACCOUNTING POLICIES. Heritage Cash Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company consisting of two separate investment portfolios, the Municipal Money Market Fund (the "Fund") and the Money Market Fund. The Fund seeks to achieve maximum current income exempt from federal income tax consistent with stability of principal. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

         Security Valuation: The Fund uses the amortized cost method of security valuation (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended). The amortized cost of an instrument is determined by valuing it at cost at the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity.

         Federal Income Taxes: The Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

         Distribution of Income and Gains: Distributions from net investment income and net realized gains available for distribution are declared daily and paid monthly. The Fund uses the identified cost method for determining realized gain or loss on investment transactions for both financial and federal income tax reporting purposes.

         Expenses: The Fund is charged for those expenses which are directly attributable to it, while other expenses are allocated proportionately among the Heritage mutual funds based upon methods approved by the Board of Trustees.

         State Qualification Expenses: State qualification expenses are amortized based either on the time period covered by the qualification or as related shares are sold, whichever is appropriate for each state.

         Other: For purposes of these financial statements, investment transactions are recorded on a trade date basis. Interest income is recorded on the accrual basis.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

Note 2: FUND SHARES. At February 28, 2003, there was an unlimited number of shares of beneficial interest of no par value authorized. Transactions in shares and dollars of the Fund during the six-month period ended February 28, 2003 and for the fiscal year ended August 31, 2002, at a net asset value of $1.00 per share, were as follows:

                                                                     FOR THE
                                                                    SIX-MONTH
                                                                  PERIOD ENDED       FOR THE FISCAL
                                                                FEBRUARY 28, 2003      YEAR ENDED
                                                                   (UNAUDITED)       AUGUST 31, 2002
                                                                -----------------    ---------------
         Shares sold........................................      1,892,198,176       3,546,858,702
         Shares issued on reinvestment of distributions.....          3,982,755          10,072,516
         Shares redeemed....................................     (1,790,465,422)     (3,521,644,365)
                                                                 --------------      --------------
           Net increase.....................................        105,715,509          35,286,853
         Shares outstanding:
           Beginning of period..............................        948,543,747         913,256,894
                                                                 --------------      --------------
           End of period....................................      1,054,259,256         948,543,747
                                                                 ==============      ==============

Note 3: PURCHASES, SALES AND MATURITIES OF SECURITIES. For the six-month period ended February 28, 2003, purchases, sales and maturities of short-term investment securities aggregated $1,358,223,676, $1,188,691,000 and $82,280,000, respectively.

Note 4: MANAGEMENT, DISTRIBUTION, SHAREHOLDER SERVICING AGENT, FUND ACCOUNTING AND TRUSTEES' FEES. Under the Trust's Investment Advisory and Administration Agreement with Heritage Asset Management, Inc. (the "Manager" or "Heritage"), the Fund agrees to pay to the Manager the following annual fee as a percentage of the Fund's average daily net assets, computed daily and payable monthly.

        FUND'S AVERAGE                                MANAGEMENT
        DAILY NET ASSETS                               FEE RATE
        ----------------                              ----------
        First $250 million..........................    0.500%
        Next $250 million...........................    0.475%
        Next $250 million...........................    0.450%
        Next $250 million...........................    0.425%
        Greater than $1 billion.....................    0.400%

         The amount payable to the Manager as of February 28, 2003 was $371,369. Pursuant to a contractual agreement dated January 2, 2003, the Manager has agreed to waive its fees and, if necessary, reimburse the Fund to the extent that total operating expenses exceed 0.74% of its average daily net assets for the fiscal year ending August 31, 2003. No fees were waived and no expenses were reimbursed for the six-month period ended February 28, 2003.

         The Manager entered into a subadvisory agreement with Alliance Capital Management L.P. (the "Subadviser") to provide investment advice and portfolio management services (including placement of brokerage orders) and certain compliance and other services for a fee payable by the Manager, equal

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

         to 0.125% of the Fund's average daily net assets on assets up to $100 million, 0.10% of average daily net assets on assets from $100 million to $250 million, and 0.05% on average daily net assets exceeding $250 million without regard to any reduction due to the imposition of expense limitations.

         The Manager also is the Shareholder Servicing Agent and Fund Accountant for the Fund. The Manager charged $133,247 for Shareholder Servicing fees and $30,328 for Fund Accounting services, of which $46,525 and $10,600 were payable as of February 28, 2003, respectively.

         Pursuant to a plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Fund is authorized to pay Raymond James & Associates, Inc. (the "Distributor" or "RJA") a fee equal to 0.15% of the average daily net assets. Such fee is accrued daily and payable monthly. The total amount payable to the Distributor as of February 28, 2003 was $121,285. The Manager, Distributor, Fund Accountant and Shareholder Servicing Agent are all wholly owned subsidiaries of Raymond James Financial, Inc. ("RJF").

         Trustees of the Trust also serve as Trustees for Heritage Capital Appreciation Trust, Heritage Growth and Income Trust, Heritage Income Trust and Heritage Series Trust, investment companies that are also advised by the Manager (collectively referred to as the "Heritage Mutual Funds"). Each Trustee of the Heritage Mutual Funds who is not an employee of the Manager or an employee of an affiliate of the Manager received an annual fee of $18,000 and an additional fee of $3,000 for each combined quarterly meeting of the Heritage Mutual Funds attended. Trustees' fees and expenses are paid equally by each portfolio in the Heritage Mutual Funds. For the six-month period ended February 28, 2003, the Fund paid the Trustees an aggregate amount of $5,769 in fees.

Note 5: FEDERAL INCOME TAXES. The timing and character of certain income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) from investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital or accumulated net realized gain (loss), as appropriate, in the period that the differences arise. Results of operations and net assets are not affected by these reclassifications. As of August 31, 2002, the Fund has net-tax basis capital loss carryforwards in the aggregate of $38,876. Capital loss carryforwards in the amount of $38,876 may be applied to any net taxable gains until their expiration date of 2004. In addition, from November 1, 2001 to August 31, 2002 the Fund incurred $572 of net realized capital losses (post October losses) which will be deferred and treated as arising on September 1, 2002 in accordance with regulations under the Internal Revenue Code. During the fiscal year ended August 31, 2002 the Fund utilized $9,676 of capital loss carryforwards from prior years. All dividends paid by the Fund for net investment income are exempt from Federal income tax. Of the dividends paid from net investment income for the fiscal year ended August 31, 2002, 100% were exempt interest dividends which are tax exempt for purposes of regular federal income tax, and a portion were exempt interest dividends which may be subject to the federal alternative minimum tax. Please consult a tax adviser if you have questions about federal or state income tax laws, or on how to prepare your tax return.

HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND is a member of the Heritage Family of Mutual Funds. Other investment alternatives available to you from Heritage include:

                        - HERITAGE CASH TRUST
                             MONEY MARKET FUND
                        - HERITAGE CAPITAL APPRECIATION TRUST
                        - HERITAGE GROWTH AND INCOME TRUST
                        - HERITAGE INCOME TRUST
                             HIGH YIELD BOND FUND
                             INTERMEDIATE GOVERNMENT FUND
                        - HERITAGE SERIES TRUST
                             AGGRESSIVE GROWTH FUND
                             GROWTH EQUITY FUND
                             INTERNATIONAL EQUITY FUND
                             MID CAP STOCK FUND
                             SMALL CAP STOCK FUND
                             TECHNOLOGY FUND
                             VALUE EQUITY FUND

We are pleased that many of you are also investors in these funds. For more complete information, including fees, risks and expenses, contact your financial advisor or call Heritage Family of Funds at (800) 421-4184 for a prospectus. Read the prospectus carefully before you invest or send money. This report is for the information of shareholders of Heritage Cash Trust -- Municipal Money Market Fund. It may also be used as sales literature when preceded or accompanied by a prospectus.

                                (HERITAGE LOGO)

                       The Intelligent Creation of Wealth

                 Raymond James & Associates, Inc., Distributor
                      Member New York Stock Exchange/SIPC
                              880 Carillon Parkway
                            St. Petersburg, FL 33716
                        (727) 573-8143 - (800) 421-4184
                             www.heritagefunds.com

             Not FDIC Insured - May Lose Value - No Bank Guarantee

22M 2/03  (RECYCLE LOGO) Printed on recycled paper